(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
(Loss) Earnings Per Share
(Loss) earnings per share

The Company is required to present basic earnings per share and diluted earnings per share in accordance with ASC 260. Earnings per share are based on the weighted average number of shares outstanding during the period after consideration of the dilutive effect, if any, for common stock equivalents, including stock options and restricted share units. Basic earnings per common share are computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the weighted average number of shares of common stock outstanding and dilutive securities outstanding during the period under the treasury method.

The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal year ended December 31,
	2014	2013	2012
Net (loss) income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$(109,333)	$53,854	$114,332
Weighted-average number of common shares outstanding - Basic	210,105,059	209,754,176	209,529,412
Incremental shares from assumed exercise of stock options (a)	—	—	—
Incremental shares from vesting of restricted share units	239,171	344,968	248,646
Weighted-average number of common shares outstanding - Diluted	210,344,230	210,099,144	209,778,058

Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$(0.52)	$0.26	$0.55
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$(0.52)	$0.26	$0.55

(a)
Options to purchase shares of common stock were outstanding during fiscal years 2014, 2013 and 2012. See Note 16 for details. These options were not included in the computation of diluted earnings per share because their inclusion would have been anti-dilutive.